Derivative and Other Fair Value Instruments (Details Textuals) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Aug. 23, 2006
Derivative [Line Items]
Property, Plant, and Equipment, Fair Value Disclosure		$ 56,000,000
Assets, Fair Value Disclosure, Nonrecurring		56,000,000
Asset Impairment Charges		45,380,000
Secured Debt	4,111,487,000	4,762,896,000
Notes, net	5,609,574,000	5,185,180,000
Fair value of mortgage notes payable	4,300,000,000	4,700,000,000
Fair value of unsecured notes payable including line of credit	6,000,000,000	5,500,000,000
Unrealized Gain (Loss) on Interest Rate Cash Flow Hedges, Pretax, Accumulated Other Comprehensive Income (Loss)	197,600,000	58,300,000
Interest Rate Cash Flow Hedge Gain (Loss) to be Reclassified During Next 12 Months, Net	19,500,000
Debt Instrument, Face Amount	1,000,000,000	600,000,000	500,000,000
Derivative Instruments, Gain (Loss) Recognized in Income, Ineffective Portion and Amount Excluded from Effectiveness Testing, Net	(170,000)	0	0
Interest Expense, Debt	468,320,000	465,792,000	490,670,000
Derivative Instruments, Gain Recognized in Other Comprehensive Income (Loss), Effective Portion	(143,768,000)	(65,894,000)	37,676,000
Debt Instrument, Interest Rate, Stated Percentage	6.95%			3.85%
Discontinuation of cash flow hedge number of contract			6
Proceeds from sale of investment securities	0	25,000,000	215,753,000
Gain on sale of investment securities	0	0	4,943,000
Fair Value, Inputs, Level 1 [Member]
Derivative [Line Items]
Property, Plant, and Equipment, Fair Value Disclosure		0
Assets, Fair Value Disclosure, Nonrecurring		0
Fair Value, Inputs, Level 2 [Member]
Derivative [Line Items]
Property, Plant, and Equipment, Fair Value Disclosure		0
Assets, Fair Value Disclosure, Nonrecurring		0
Fair Value, Inputs, Level 3 [Member]
Derivative [Line Items]
Property, Plant, and Equipment, Fair Value Disclosure		56,000,000
Assets, Fair Value Disclosure, Nonrecurring		56,000,000
Impairment in Value of Asset [Member]
Derivative [Line Items]
Asset Impairment Charges		45,380,000
Four Point Six Two Five Fixed Rate Public Notes [Member]
Derivative [Line Items]
Receipt on discontinuation of cash flow hedge	153,182,000
Debt Instrument, Face Amount	1,000,000,000
Derivative Instruments, Gain (Loss) Recognized in Income, Ineffective Portion and Amount Excluded from Effectiveness Testing, Net	200,000
Interest Expense, Debt	5,900,000
Derivative Instruments, Gain Recognized in Other Comprehensive Income (Loss), Effective Portion	147,100,000
4.75% Fixed Rate Public Notes [Member]
Derivative [Line Items]
Receipt on discontinuation of cash flow hedge		10,000,000	400,000
Interest Expense, Debt			200,000
Debt Instrument, Interest Rate, Stated Percentage			4.75%
Five Point One Nine Fixed Rate Public Notes [Member]
Derivative [Line Items]
Receipt on discontinuation of cash flow hedge			$ 10,800,000